UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        February 9, 2011

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 12-31-10
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    65
Form 13F Information Table Value Total:     $180,717,302

List of Other Included Managers: None

Name of Issuer                                 Class    Cusip               Market     Shares  Inv Auth  Mngr   Voting Auth
3M                                            Common  88579Y101            6674442     77340    Sole                77340
AT&T                                          Common  00206R102            3117776    106119	Sole                106119
Abbott Laboratories                           Common  002824100             261109      5450	Sole                5450
Accenture                                     Common  G1151C101            3147001     64900	Sole                64900
Adobe Systems                                 Common  00724F101             652536     21200	Sole                21200
American Tower                                Common  029912201            2378745     46064	Sole                46064
Automatic Data Processing                     Common  053015103            4820062    104150	Sole                104150
BP P.L.C.                                     Common  055622104            4082059     92417	Sole                92417
Barrick Gold                                  Common  067901108             454210      8541	Sole                8541
Caterpillar                                   Common  149123101             252882      2700	Sole                2700
Chevron                                       Common  166764100             792050      8680	Sole                8680
Chubb                                         Common  171232101            6098786    102260	Sole                102260
Cisco Systems                                 Common  17275R102            1511181     74700	Sole                74700
Citrix Systems                                Common  177376100            2315678     33850	Sole                33850
Clorox                                        Common  189054109            5377408     84978	Sole                84978
Coca Cola                                     Common  191216100             943799     14350	Sole                14350
Colgate Palmolive                             Common  194162103            4118159     51240	Sole                51240
ConocoPhillips                                Common  20825C104            3390290     49784	Sole                49784
Deere                                         Common  244199105             282370      3400	Sole                3400
Dow Chemical                                  Common  260543103            6319314    185100	Sole                185100
DuPont                                        Common  263534109             714232     14319	Sole                14319
Eli Lilly                                     Common  532457108             386842     11040	Sole                11040
Emerson Electric                              Common  291011104            2496900     43675	Sole                43675
Exxon Mobil                                   Common  30231G102            4722382     64584	Sole                64584
General Electric                              Common  369604103            2391582    130759	Sole                130759
General Mills                                 Common  370334104            3155053     88650	Sole                88650
HCP                                           Common  40414l109             242814      6600	Sole                6600
Hartford Financial                            Common  416515104            1294566     48870	Sole                48870
Hershey Foods                                 Common  427866108            4873424    103360	Sole                103360
Honeywell                                     Common  438516106             223272      4200	Sole                4200
Hubbell Class B                               Common  443510201             216468      3600	Sole                3600
Intel                                         Common  458140100            4951240    235437	Sole                235437
International Business Machines               Common  459200101            1892764     12897	Sole                12897
International Flavors & Fragrances            Common  459506101            7586645    136475	Sole                136475
J.P. Morgan Chase                             Common  46625H100            1331988     31400	Sole                31400
Johnson & Johnson                             Common  478160104            4648213     75153	Sole                75153
Linear Technology                             Common  535678106            2653053     76700	Sole                76700
McAfee                                        Common  579064106            1136910     24550	Sole                24550
Medco Health Solutions                        Common  58405U102            1372632     22403	Sole                22403
Medtronic                                     Common  585055106            4410001    118900	Sole                118900
Merck                                         Common  58933Y105            6356159    176364	Sole                176364
Microsoft                                     Common  594918104             332129     11900	Sole                11900
Newmont Mining                                Common  651639106            6728121    109525	Sole                109525
NextEra Energy, Inc.                          Common  65339f101             449713      8650	Sole                8650
Northern Trust                                Common  665859104            5043751     91026	Sole                91026
PepsiCo                                       Common  713448108            4525866     69277	Sole                69277
Pfizer                                        Common  717081103            4723813    269778	Sole                269778
Pharmaceutical Product Development Inc.       Common  717124101            3397249    125175	Sole                125175
Procter & Gamble                              Common  742718109            7322105    113821	Sole                113821
Progress Energy                               Common  743263105            1029693     23682	Sole                23682
QEP Resources                                 Common  74733V100            1247248     34350	Sole                34350
Questar                                       Common  748356102             620666     35650	Sole                35650
Royal DutchShell Class A ADR                  Common  780257804             591137      8852	Sole                8852
Schlumberger Ltd                              Common  806857108            4083985     48910	Sole                48910
Sherwin Williams                              Common  824348106             217750      2600	Sole                2600
Sigma Aldrich                                 Common  826552101            4788992     71950	Sole                71950
Staples                                       Common  855030102            1298459     57025	Sole                57025
Sysco                                         Common  871829107            3999135    136025	Sole                136025
The Scotts Company                            Common  810186106            4687696     92332	Sole                92332
Union Pacific                                 Common  907818108             407704      4400	Sole                4400
United Parcel Service                         Common  911312106            5929786     81700	Sole                81700
Verizon                                       Common  92343V104             848272     23708	Sole                23708
Wal-Mart Stores                               Common  931142103             231899      4300	Sole                4300
Walgreen                                      Common  931422109            3948206    101340	Sole                101340
Wells Fargo                                   Common  949746101             216930      7000	Sole                7000
                                                                         180717302


































































































































































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